Related Party Transactions	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 12 – RELATED PARTY TRANSACTIONS

The Company rents space from one of its related parties. For the years ended December 31, 2018, 2017 and 2016, the total rent expense was $55,715, $54,550 and $55,484, respectively.

Due from a related party amounted to $28,242 and $0 as of December 31, 2018 and 2017, respectively. It is outstanding rent from Great NM.

Accounts payable to Great NM amount to $82,014 and $0 as of December 31, 2018 and 2017, respectively.